Annual Operating Expenses {- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund PRO-14 - Fidelity® 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2022
Operating Expenses:
Management fee	0.015%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.015%